Property and Equipment - Summary of Changes in the Value of Property and Equipment (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jul. 31, 2024	Apr. 30, 2024
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 16,696
Ending balance	16,437	$ 16,696
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	21,040	16,773
Additions	261	9,226
Disposals		(4,723)
Foreign exchange	329	(236)
Ending balance	21,630	21,040
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(4,344)	(6,350)
Depreciation	783	2,791
Disposals		4,694
Foreign exchange	66	(103)
Ending balance	(5,193)	(4,344)
Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	16,696
Ending balance	16,437	16,696
Computer Hardware | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	229	288
Additions	0	56
Disposals		(111)
Foreign exchange	4	(4)
Ending balance	233	229
Computer Hardware | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(146)	(157)
Depreciation	25	101
Disposals		110
Foreign exchange	3	(2)
Ending balance	(174)	(146)
Computer Hardware | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	83
Ending balance	59	83
Furniture and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	21	53
Additions	0	0
Disposals		(31)
Foreign exchange	0	(1)
Ending balance	21	21
Furniture and Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(6)	(33)
Depreciation	1	4
Disposals		31
Foreign exchange	(1)	0
Ending balance	(6)	(6)
Furniture and Equipment | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	15
Ending balance	15	15
Computer Software | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0	50
Additions	0	0
Disposals		(49)
Foreign exchange	0	(1)
Ending balance	0	0
Computer Software | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0	(50)
Depreciation	0	0
Disposals		49
Foreign exchange	0	(1)
Ending balance	0	0
Computer Software | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Building | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	15,144	9,085
Additions	0	7,826
Disposals		(1,634)
Foreign exchange	242	(133)
Ending balance	15,386	15,144
Building | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,831)	(1,752)
Depreciation	473	1,723
Disposals		1,606
Foreign exchange	31	(38)
Ending balance	(2,335)	(1,831)
Building | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	13,313
Ending balance	13,051	13,313
Automobile | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	165	167
Additions	0	1
Disposals		0
Foreign exchange	3	(3)
Ending balance	168	165
Automobile | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(112)	(57)
Depreciation	14	56
Disposals		0
Foreign exchange	2	(1)
Ending balance	(128)	(112)
Automobile | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	53
Ending balance	40	53
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	307	626
Additions	0	27
Disposals		(344)
Foreign exchange	2	(2)
Ending balance	309	307
Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(102)	(388)
Depreciation	15	58
Disposals		344
Foreign exchange	1	0
Ending balance	(118)	(102)
Leasehold Improvements | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	205
Ending balance	191	205
Lab Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	5,143	6,473
Additions	46	1,316
Disposals		(2,554)
Foreign exchange	78	(92)
Ending balance	5,267	5,143
Lab Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(2,147)	(3,913)
Depreciation	255	849
Disposals		2,554
Foreign exchange	30	(61)
Ending balance	(2,432)	(2,147)
Lab Equipment | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,996
Ending balance	2,835	2,996
WIP - Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	31	31
Additions	215	0
Disposals		0
Foreign exchange	0	0
Ending balance	246	31
WIP - Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0	0
Depreciation	0	0
Disposals		0
Foreign exchange	0	0
Ending balance	0	0
WIP - Leasehold Improvements | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	31
Ending balance	$ 246	$ 31